Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Revenue by Geographical Locations
The following table presents total revenues by geographic location for the years ended December 31:

	2025	2024
	$	$
North America
Canada	13,197	13,196
United States	166,660	150,826
Rest of World	62,830	52,909
	242,687	216,931

The following table presents property and equipment by geographic location as at December 31:

	2025	2024
	$	$
Canada	378	259
United States	451	384
Rest of World	1,216	1,360
	2,045	2,003
The following table presents ROU asset by geographic location as at December 31:

	2025	2024
	$	$
Canada	1,244	167
United States	737	200
Rest of World	406	764
	2,387	1,131